OTHER LONG TERM ASSETS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) vessel
Other Long Term Assets [Roll Forward]
Balance at December 31, 2018	$ 17,639
Reclassification to right-of-use assets	(12,588)
Additions	14,753
Deductions	(1,707)
Balance at June 30, 2019	18,097
Capitalized installation costs	$ 4,800
Number of vessels sold and leased back | vessel	8
Sale leaseback transaction, lease terms	P13Y
Payments to invest in equity securities	$ 10,000
Ownership percentage	15.00%
Capitalized project costs
Other Long Term Assets [Roll Forward]
Balance at December 31, 2018	$ 4,932
Additions	4,753
Deductions	(1,634)
Balance at June 30, 2019	8,051
Prepaid charter hire expenses (straight-lining of lease expense)
Other Long Term Assets [Roll Forward]
Balance at December 31, 2018	12,588
Reclassification to right-of-use assets	(12,588)
Balance at June 30, 2019	0
Deferred tax asset
Other Long Term Assets [Roll Forward]
Balance at December 31, 2018	119
Deductions	(73)
Balance at June 30, 2019	46
Investments in equity securities
Other Long Term Assets [Roll Forward]
Balance at December 31, 2018	0
Additions	$ 10,000